Income Taxes (Q2) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Effective tax rate	0.00%	0.00%	0.00%	129.33%	(3.71%)